Notes to the Consolidated Statements of Financial Position - Summary Of Movement Of The Capital Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of reserves within equity [line items]
Beginning Balance	€ 370.4	€ 367.3
Ending Balance	558.4	370.4
Capital reserve [member]
Disclosure of reserves within equity [line items]
Beginning Balance	370.4	367.3
Capital increase	115.5
Recognition of equity component of convertible loan		3.1
Transaction costs of the capital increase after taxes	(1.2)
Conversion convertible loan	73.8
Ending Balance	€ 558.4	€ 370.4